RESTRICTED CASH (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash And Cash Equivalents At Carrying Value	$ 7,500	$ 1,920
Long-term Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash And Cash Equivalents At Carrying Value	$ 7,500